UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:     June 30, 1999


                  Check here if Amendment [ ]; Amendment Number:

                         This Amendment (Check only one):

                             [   ] is a restatement.
                             [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

    Name:            Thomas W. Smith
                     -----------------------------------------------------------
    Address:         323 Railroad Avenue      Greenwich      CT        06830
                     -------------------      ---------    ------- -------------
                          (Street)              (City)     (State)     (Zip)

    Form 13F File Number:         28-1909

                  The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
         Name:                 Thomas W. Smith
         Title:                Investment Manager
         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         August 13, 1999
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



                                Report Summary:


         Number of Other Included Managers:               1
                                                          ----------------------

         Form 13F Information Table Entry Total:          38
                                                          ----------------------

         Form 13F Information Table Value Total:          $989,230 (thousands)
                                                          ----------------------



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.



List of Other Included Managers:

No.              Form 13F File No.:                          Name:
01               28-3444                                     Thomas N. Tryforos
--------------------------------------------------------------------------------

                                                        FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/   SH/   PUT/  INVSTMT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT   PRN  CALL   DSCRETN   MANAGERS  SOLE   SHARED   NONE
      --------------        --------------    -----        --------   -------   ---  ----   -------   --------  ----   ------   ----
POSITION A                       COM                          2636      54850   SH          SOLE                 54850
POSITION A                       COM                         34725     722500   SH          OTHER         01    722500
POSITION B                       COM                         30123    1496800   SH          OTHER         01   1496800
POSITION C                       COM                          1200      75000   SH          OTHER         01     75000
AIRGAS, INC.                     COM        009363102            9        740   SH          SOLE                   740
AIRGAS, INC.                     COM        009363102        36994    3019895   SH          OTHER         01   3019895
COPART, INC.                     COM        2172041061       18989     893600   SH          OTHER         01    893600
CREDIT ACCEPTANCE CORP           COM        225310101         1471     245098   SH          SOLE                245098
CREDIT ACCEPTANCE CORP           COM        225310101        24480    4080000   SH          OTHER         01   4080000
CATALINA MARKETING               COM        148867104         3279      35640   SH          SOLE                 35640
CATALINA MARKETING               COM        148867104        77593     843400   SH          OTHER         01    843400
CONCORD EFS                      COM        206189102       106786    2523741   SH          OTHER         01   2523741
CONSECO, INC.                    COM        208464107         4085     134206   SH          SOLE                134206
CONSECO, INC.                    COM        208464107        73529    2415735   SH          OTHER         01   2415735
FASTENAL C                       COM        3119001044         277       5273   SH          SOLE                  5273
FASTENAL CO.                     COM        3119001044       52238     996200   SH          OTHER         01    996200
FOREST LABORATORIES, INC.        COM        345838106         6517     140907   SH          SOLE                140907
FOREST LABORATORIES, INC.        COM        345838106        55005    1189300   SH          OTHER         01   1189300
POSITION C                       COM                          1200      75000   SH          OTHER         01     75000
IRON MOUNTAIN, INC.              COM        46284P104        32790    1145500   SH          OTHER         01   1145500
LIFE TECHNOLOGIES                COM        532177201           11        300   SH          SOLE                   300
LIFE TECHNOLOGIES                COM        532177201        27332     756600   SH          OTHER         01    756600
MACDERMID, INC.                  COM        554273102        74591    1604108   SH          OTHER         01   1604108
MEDAPHIS CORP.                   COM        584028104          347      60350   SH          SOLE                 60350
MEDAPHIS CORP.                   COM        584028104         8824    1534627   SH          OTHER         01   1534627
MEMBERWORKS INC.                 COM        5860021070          19        668   SH          SOLE                   668
MEMBERWORKS INC.                 COM        5860021070       20976     723300   SH          OTHER         01    723300
OFFICE DEPOT INC.                COM        6762201068        2937     133100   SH          SOLE                133100
PAXAR CORP.                      COM        704227107         1224     137903   SH          SOLE                137903
PAXAR CORP.                      COM        704227107        31395    3537464   SH          OTHER         01   3537464
PIERCE LEAHY CORP.               COM        720722107         4091     165711   SH          SOLE                165711
PIERCE LEAHY CORP.               COM        72072210         43272    1752800   SH          OTHER         01   1752800
PRE-PAID LEGAL SERVICES. INC.    COM        7400651007        4383     161572   SH          SOLE                161572
PRE-PAID LEGAL SERVICES. INC.    COM        7400651007       60231    2220500   SH          OTHER         01   2220500
SEI INVESTMENTS                  COM        784117103         8919     101064   SH          SOLE                101064
SEI INVESTMENTS                  COM        784117103       126815    1437000   SH          OTHER         01   1437000
SMITHFIELD FOODS                 COM        832248108          769      23000   SH          SOLE                 23000
WORLD ACCEPTANCE CORP.           COM        981419104          111      22150   SH          SOLE                 22150
WORLD ACCEPTANCE CORP.           COM        981419104        10257    2038600   SH          OTHER         01   2038600

